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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making an annual filing for one of its series, Evergreen Equity Index Fund, for the year ended July 31, 2008. This one series has a July 31, fiscal year end.

Date of reporting period: July 31, 2008

Item 1 - Reports to Stockholders.

Evergreen Equity Index Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
30	STATEMENT OF ASSETS AND LIABILITIES
31	STATEMENT OF OPERATIONS
32	STATEMENTS OF CHANGES IN NET ASSETS
34	NOTES TO FINANCIAL STATEMENTS
42	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
43	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Equity Index Fund for the twelve-month period ended July 31, 2008 (the “period”).

Capital markets came under extreme pressure during the period as investors confronted a variety of challenges that ranged from a crisis in credit markets and deteriorating housing values to rapidly rising energy costs and intensifying inflationary pressures. All these factors contributed to growing fears that the U.S. economy might be moving toward a significant slump that potentially could undermine the growth of the global economy. Against this backdrop, the domestic equity market saw falling stock valuations for companies of all sizes and virtually all sectors, with the notable exception of the energy and utilities groups. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to subprime mortgages. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In the domestic fixed income market, widespread credit problems dragged down the prices of virtually all types of securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. In contrast, Treasuries and other high-quality securities held up well. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite many warning signals, the U.S. economy appeared to defy expectations for recession. While the nation’s real Gross Domestic Product grew at an annual rate of just 0.9% in the first quarter of 2008, growth accelerated to a 3.3% pace in the second quarter. The combination of a weak currency, which supported exports, and the injection of tax-rebate checks sustained the expansion, cushioning the impacts of weakening employment, slowing profit growth and rising inflation. Moreover, problems in the credit markets persisted, with major financial institutions continuing to report significant losses. In the face of these threats, the Federal Reserve Board (the “Fed”) continued to relax monetary policy in an effort to inject new liquidity into the nation’s financial system. The Fed slashed the key fed funds rate from 5.25% to 2.00% between August 2007 and April 2008. The central bank also took other policy initiatives to make funds more available to financial institutions, including commercial and investment

LETTER TO SHAREHOLDERS continued

banks. In early September 2008, the U.S. Treasury Department acted forcefully to take control over both Fannie Mae and Freddie Mac, the two giant mortgage institutions that had been seriously weakened by the upheaval in the mortgage market. The Treasury’s actions were seen as major initiatives to instill confidence in the economy by supporting the mortgage market.

During a volatile and challenging period in the stock market, the management teams of Evergreen’s value- and core-equity funds held fast to their long-term disciplines. The team supervising Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500 Index, using a proprietary process to control trading and operational costs. Managers of Evergreen Enhanced S&P 500® Fund, meanwhile, employed a discipline based principally on quantitative analysis to select a portfolio composed principally of larger-company stocks. Managers of Evergreen Equity Income Fund emphasized companies with the ability to both maintain and increase their dividends to shareholders. The team managing Evergreen Fundamental Large Cap Fund, meanwhile, emphasized companies with attractive earnings growth records and strong management teams. At the same time, the team supervising Evergreen Fundamental Mid Cap Value Fund focused on mid-sized companies selling at reasonable valuations. Portfolio managers of Evergreen Intrinsic Value Fund sought out positions in established companies selling at a discount to the managers’ estimate of the stock’s intrinsic value. Meanwhile, managers of Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund employed a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among large company and small and mid cap value companies, respectively. Meanwhile, teams supervising Evergreen Small Cap Value Fund and Evergreen Special Values Fund each selected stocks based on their assessments of better quality, small cap companies with reasonable prices and strong balance sheets.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Special Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

FUND AT A GLANCE

as of July 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Nasdaq symbol	ESINX	ESIOX	ESECX	EVIIX	EVISX

Average annual return*

1-year with sales charge	-15.80%	-16.61%	-13.12%	N/A	N/A

1-year w/o sales charge	-11.60%	-12.26%	-12.25%	-11.37%	-11.60%

5-year	5.41%	5.32%	5.64%	6.70%	6.44%

10-year	1.85%	1.60%	1.66%	2.60%	2.34%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS, and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Equity Index Fund Class A shares versus a similar investment in the S&P 500® Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of July 31, 2008, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -11.60% for the twelve-month period ended July 31, 2008, excluding any applicable sales charges. During the same period, the S&P 500 returned -11.09%.

The fund’s objective is to seek investment results that achieve price and yield performance similar to the S&P 500 Index.

Despite a campaign of rate cuts by the Federal Reserve Board and a large fiscal stimulus package from Congress, equity markets saw a substantial depreciation in stock values over the period amid considerable volatility. Factors pulling down equity prices included concerns about a slowing economy, a weakening dollar, a massive housing slump, substantial write-offs and losses by financial companies, and rapid increases in commodity prices.

The portfolio management team uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. As a result, the fund’s performance should closely align with that of its benchmark. Periodic rebalancing takes place in order to reflect the frequently changing constituents of its benchmark.

While the market was decidedly negative, performance was positive in Consumer Staples, Energy, and Materials sectors. The defensive nature of Consumer Staples and the strong global demand for commodities and natural resources from Energy and Materials helped these sectors generate strong returns for the period. Wal-Mart, the discount retailer based in Arkansas, was the leading contributor from Consumer Staples. Occidental Petroleum, based in Los Angeles and Hess, based in New York, were the top contributors in the Energy sector. Both companies’ principal activities are to explore, produce, transport and sell crude oil and natural gas. Lastly, in Materials, Monsanto and United States Steel were the top contributors. Monsanto is principally engaged in producing agriculture products for farmers. United States Steel produces and markets steel, minerals and other related products.

The weakest sector in the index was Financials, followed by Consumer Discretionary and Information Technology. Financials, which represent almost a fifth of the index, experienced significant declines amid a deteriorating credit market. Write-downs on assets tied to the real estate market and other fixed income securities made this the worst performing sector for the year. Few escaped the downdraft. Citigroup and AIG were the most significant detractors, while Ambac Financial and Bear Stearns were the worst overall performers as measured by return. In Consumer Discretionary, Home Depot, the home improvement store based in Atlanta, and News Corp., a diversified entertainment conglomerate, both pulled the sector’s return lower. While results from the Information Technology sector were less than half as bad as those from the Financials and Consumer Discretionary groups, the large weight of this sector in the index made it the third worst performing sector. Cisco, a provider of network products and services, and Microsoft, the maker of software, were the worst performers in this sector for the fiscal year.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$927.68	$2.01
Class B	$1,000.00	$924.29	$5.60
Class C	$1,000.00	$924.35	$5.60
Class I	$1,000.00	$928.95	$0.82
Class IS	$1,000.00	$927.90	$2.01
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,022.77	$2.11
Class B	$1,000.00	$1,019.05	$5.87
Class C	$1,000.00	$1,019.05	$5.87
Class I	$1,000.00	$1,024.02	$0.86
Class IS	$1,000.00	$1,022.77	$2.11

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.42% for Class A, 1.17% for Class B, 1.17% for Class C, 0.17% for Class I and 0.42% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$54.39	$47.72	$46.12	$41.29	$37.12

Income from investment operations
Net investment income (loss)	0.87	0.72	0.64	0.68	0.46
Net realized and unrealized gains or losses on investments	(7.11)	6.66	1.57	4.83	4.18

Total from investment operations	(6.24)	7.38	2.21	5.51	4.64

Distributions to shareholders from
Net investment income	(0.86)	(0.71)	(0.61)	(0.68)	(0.47)

Net asset value, end of period	$47.29	$54.39	$47.72	$46.12	$41.29

Total return[1]	(11.60)%	15.51%	4.82%	13.43%	12.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$262,336	$366,413	$241,553	$265,500	$245,244
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.50%	0.57%	0.57%	0.57%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.90%	0.88%	0.96%	0.98%	0.99%
Net investment income (loss)	1.64%	1.35%	1.35%	1.56%	1.12%
Portfolio turnover rate	7%	14%	6%	4%	3%

1	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$54.10	$47.46	$45.88	$41.09	$36.95

Income from investment operations
Net investment income (loss)	0.47[1]	0.34[1]	0.28[1]	0.35[1]	0.15
Net realized and unrealized gains or losses on investments	(7.07)	6.60	1.58	4.80	4.16

Total from investment operations	(6.60)	6.94	1.86	5.15	4.31

Distributions to shareholders from
Net investment income	(0.44)	(0.30)	(0.28)	(0.36)	(0.17)

Net asset value, end of period	$47.06	$54.10	$47.46	$45.88	$41.09

Total return[2]	(12.26)%	14.65%	4.05%	12.57%	11.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$68,025	$113,488	$141,090	$186,218	$201,550
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.26%	1.32%	1.32%	1.32%	1.32%
Expenses excluding waivers/reimbursements and expense reductions	1.66%	1.63%	1.69%	1.68%	1.69%
Net investment income (loss)	0.89%	0.65%	0.60%	0.82%	0.37%
Portfolio turnover rate	7%	14%	6%	4%	3%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$54.15	$47.52	$45.95	$41.14	$37.00

Income from investment operations
Net investment income (loss)	0.46	0.34[1]	0.27	0.35[1]	0.15
Net realized and unrealized gains or losses on investments	(7.05)	6.60	1.58	4.82	4.16

Total from investment operations	(6.59)	6.94	1.85	5.17	4.31

Distributions to shareholders from
Net investment income	(0.46)	(0.31)	(0.28)	(0.36)	(0.17)

Net asset value, end of period	$47.10	$54.15	$47.52	$45.95	$41.14

Total return[2]	(12.25)%	14.63%	4.04%	12.61%	11.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$137,044	$175,657	$173,515	$198,719	$199,725
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%	1.32%	1.32%	1.32%	1.32%
Expenses excluding waivers/reimbursements and expense reductions	1.65%	1.63%	1.69%	1.68%	1.69%
Net investment income (loss)	0.89%	0.63%	0.60%	0.81%	0.37%
Portfolio turnover rate	7%	14%	6%	4%	3%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$54.43	$47.76	$46.15	$41.31	$37.14

Income from investment operations
Net investment income (loss)	1.00[1]	0.85	0.75[1]	0.82	0.59
Net realized and unrealized gains or losses on investments	(7.10)	6.66	1.58	4.80	4.15

Total from investment operations	(6.10)	7.51	2.33	5.62	4.74

Distributions to shareholders from
Net investment income	(1.00)	(0.84)	(0.72)	(0.78)	(0.57)

Net asset value, end of period	$47.33	$54.43	$47.76	$46.15	$41.31

Total return	(11.37)%	15.80%	5.08%	13.72%	12.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$212,661	$340,321	$255,492	$326,324	$393,068
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.25%	0.32%	0.32%	0.32%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.65%	0.63%	0.69%	0.68%	0.69%
Net investment income (loss)	1.89%	1.62%	1.60%	1.83%	1.38%
Portfolio turnover rate	7%	14%	6%	4%	3%

1	Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS IS	2008	2007	2006	2005	2004

Net asset value, beginning of period	$54.40	$47.73	$46.12	$41.29	$37.12

Income from investment operations
Net investment income (loss)	0.89	0.79	0.64	0.69	0.46
Net realized and unrealized gains or losses on investments	(7.13)	6.59	1.58	4.81	4.18

Total from investment operations	(6.24)	7.38	2.22	5.50	4.64

Distributions to shareholders from
Net investment income	(0.86)	(0.71)	(0.61)	(0.67)	(0.47)

Net asset value, end of period	$47.30	$54.40	$47.73	$46.12	$41.29

Total return	(11.60)%	15.50%	4.84%	13.42%	12.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,513	$9,807	$15,035	$15,010	$15,426
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.50%	0.57%	0.57%	0.57%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.90%	0.88%	0.94%	0.93%	0.94%
Net investment income (loss)	1.64%	1.39%	1.34%	1.57%	1.13%
Portfolio turnover rate	7%	14%	6%	4%	3%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2008

	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 8.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	14,803	$290,583
Johnson Controls, Inc.	36,516	1,101,323

		1,391,906

Automobiles 0.2%
Ford Motor Co. * ρ	137,960	662,208
General Motors Corp. ρ	34,838	385,657
Harley-Davidson, Inc.	14,556	550,799

		1,598,664

Distributors 0.1%
Genuine Parts Co.	10,080	404,309

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	7,998	498,195
H&R Block, Inc.	20,021	487,111

		985,306

Hotels, Restaurants & Leisure 1.3%
Carnival Corp. ρ	26,877	992,837
Darden Restaurants, Inc.	8,618	280,688
International Game Technology	19,051	413,597
Marriott International, Inc., Class A	18,491	479,102
McDonald’s Corp.	69,751	4,170,412
Starbucks Corp. *	44,797	658,068
Starwood Hotels & Resorts Worldwide, Inc.	11,488	393,924
Wendy’s International, Inc.	5,394	123,792
Wyndham Worldwide Corp.	10,884	195,259
Yum! Brands, Inc.	29,151	1,044,189

		8,751,868

Household Durables 0.4%
Black & Decker Corp.	3,762	225,795
Centex Corp.	7,598	111,539
D.R. Horton, Inc.	16,910	188,039
Fortune Brands, Inc.	9,457	541,981
Harman International Industries, Inc.	3,580	147,389
KB Home	4,741	83,394
Leggett & Platt, Inc.	10,235	199,582
Lennar Corp., Class A	8,605	104,120
Newell Rubbermaid, Inc.	17,039	281,655
Pulte Homes, Inc.	13,145	160,500
Snap-On, Inc.	3,547	199,661
Stanley Works	4,823	214,527
Whirlpool Corp.	4,623	349,961

		2,808,143

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	19,020	$1,451,987
Expedia, Inc. *	12,858	251,631
IAC/InterActiveCorp	11,151	194,696

		1,898,314

Leisure Equipment & Products 0.2%
Eastman Kodak Co.	17,736	259,655
Hasbro, Inc.	8,531	330,320
Mattel, Inc.	22,271	446,534

		1,036,509

Media 2.6%
CBS Corp., Class B	41,906	685,582
Comcast Corp., Class A	182,200	3,756,964
DIRECTV Group, Inc. *	43,716	1,181,206
E.W. Scripps Co., Class A	5,523	223,902
Gannett Co., Inc.	14,072	254,985
Interpublic Group of Cos. *	29,041	255,270
McGraw-Hill Cos.	19,771	804,087
Meredith Corp.	2,278	58,226
New York Times Co., Class A	8,848	111,396
News Corp., Class A	141,713	2,002,405
Omnicom Group, Inc.	19,710	841,420
Time Warner, Inc.	220,191	3,153,135
Viacom, Inc., Class B *	38,938	1,087,538
Walt Disney Co.	117,235	3,558,082
Washington Post Co., Class B	358	221,334

		18,195,532

Multi-line Retail 0.7%
Big Lots, Inc. *	5,023	153,001
Dillard’s, Inc., Class A ρ	3,521	35,597
Family Dollar Stores, Inc.	8,596	200,287
J.C. Penney Co., Inc.	13,663	421,230
Kohl’s Corp. *	18,874	791,009
Macy’s, Inc.	25,874	486,690
Nordstrom, Inc.	10,811	310,708
Sears Holdings Corp. * ρ	4,305	348,705
Target Corp.	47,904	2,166,698

		4,913,925

Specialty Retail 1.5%
Abercrombie & Fitch Co., Class A	5,348	295,317
AutoNation, Inc. *	8,239	85,027
AutoZone, Inc. *	2,646	344,747
Bed, Bath & Beyond, Inc. *	15,933	443,415

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Best Buy Co., Inc.	21,286	$845,480
GameStop Corp., Class A *	9,951	403,115
Gap, Inc.	27,620	445,234
Home Depot, Inc.	104,425	2,488,448
Limited Brands, Inc.	18,429	303,894
Lowe’s Cos.	90,073	1,830,283
Office Depot, Inc. *	16,805	114,274
RadioShack Corp.	8,073	134,658
Sherwin-Williams Co.	6,083	323,920
Staples, Inc.	43,205	972,113
Tiffany & Co.	7,751	292,910
TJX Cos.	26,134	880,977

		10,203,812

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	21,002	535,761
Jones Apparel Group, Inc.	5,329	89,208
Liz Claiborne, Inc.	5,832	76,224
Nike, Inc., Class B	23,346	1,369,943
Polo Ralph Lauren Corp.	3,548	209,935
VF Corp.	5,372	384,528

		2,665,599

CONSUMER STAPLES 1.1%
Beverages 2.5%
Anheuser-Busch Companies, Inc.	43,879	2,973,241
Brown-Forman Corp., Class B	5,190	373,472
Coca-Cola Co.	122,922	6,330,483
Coca-Cola Enterprises, Inc.	17,702	299,695
Constellation Brands, Inc., Class A *	12,023	258,735
Molson Coors Brewing Co., Class B	8,612	464,790
Pepsi Bottling Group, Inc.	8,330	231,991
PepsiCo, Inc.	97,599	6,496,189

		17,428,596

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	26,660	1,671,049
CVS Caremark Corp.	87,957	3,210,431
Kroger Co.	40,712	1,151,335
Safeway, Inc.	26,952	720,157
SUPERVALU, Inc.	13,063	334,674
Sysco Corp.	36,960	1,048,186
Wal-Mart Stores, Inc.	143,179	8,393,153
Walgreen Co.	60,948	2,092,954
Whole Foods Market, Inc. ρ	8,627	191,261

		18,813,200

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.6%
Archer Daniels Midland Co.	39,624	$1,134,435
Campbell Soup Co.	13,260	482,399
ConAgra Foods, Inc.	27,995	606,932
Dean Foods Co.	9,349	199,134
General Mills, Inc.	20,616	1,327,464
H.J. Heinz Co.	19,392	976,969
Hershey Co.	10,338	380,128
Kellogg Co.	15,618	828,691
Kraft Foods, Inc., Class A ρ	93,288	2,968,424
McCormick & Co., Inc.	7,888	316,309
Sara Lee Corp.	43,463	593,705
Tyson Foods, Inc., Class A	16,825	250,692
Wm. Wrigley Jr. Co.	13,211	1,043,140

		11,108,422

Household Products 2.4%
Clorox Co.	8,482	462,269
Colgate-Palmolive Co.	31,248	2,320,789
Kimberly-Clark Corp.	25,748	1,489,007
Procter & Gamble Co.	187,864	12,301,334

		16,573,399

Personal Products 0.2%
Avon Products, Inc.	26,260	1,113,424
Estee Lauder Cos., Class A	7,039	310,420

		1,423,844

Tobacco 1.6%
Altria Group, Inc.	128,874	2,622,586
Lorillard, Inc.	10,702	718,211
Philip Morris International, Inc.	129,796	6,703,964
Reynolds American, Inc.	10,540	588,448
UST, Inc.	9,097	478,593

		11,111,802

ENERGY 14.0%
Energy Equipment & Services 3.2%
Baker Hughes, Inc.	18,954	1,571,476
BJ Services Co.	18,083	531,640
Cameron International Corp. *	13,332	636,736
ENSCO International, Inc.	8,882	614,101
Halliburton Co.	53,681	2,405,982
Nabors Industries, Ltd. *	17,323	631,597
National Oilwell Varco, Inc. *	25,547	2,008,761
Noble Corp.	16,538	857,826
Rowan Companies, Inc.	6,929	275,774

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Schlumberger, Ltd.	73,416	$7,459,066
Smith International, Inc.	12,362	919,486
Transocean, Inc. *	19,622	2,669,181
Weatherford International, Ltd. *	41,818	1,577,793

		22,159,419

Oil, Gas & Consumable Fuels 10.8%
Anadarko Petroleum Corp.	28,806	1,668,155
Apache Corp.	20,527	2,302,514
Cabot Oil & Gas Corp.	6,016	264,764
Chesapeake Energy Corp.	29,596	1,484,239
Chevron Corp.	127,278	10,762,628
ConocoPhillips	94,914	7,746,881
Consol Energy, Inc.	11,246	836,590
Devon Energy Corp.	27,455	2,605,205
El Paso Corp.	43,217	774,881
EOG Resources, Inc.	15,280	1,536,098
Exxon Mobil Corp.	325,130	26,150,206
Hess Corp.	17,290	1,753,206
Marathon Oil Corp. ρ	43,563	2,155,062
Massey Energy Co.	4,953	367,760
Murphy Oil Corp.	11,690	932,044
Noble Energy, Inc.	10,597	782,800
Occidental Petroleum Corp.	50,503	3,981,151
Peabody Energy Corp.	16,707	1,130,229
Range Resources Corp.	9,508	461,708
Southwestern Energy Co. *	21,042	764,035
Spectra Energy Corp.	38,949	1,058,244
Sunoco, Inc.	7,191	292,027
Tesoro Corp.	8,475	130,854
Valero Energy Corp.	32,521	1,086,527
Williams Cos.	35,962	1,152,582
XTO Energy, Inc.	33,027	1,559,865

		73,740,255

FINANCIALS 15.3%
Capital Markets 3.0%
American Capital, Ltd.	12,485	253,695
Ameriprise Financial, Inc.	13,670	580,975
Bank of New York Mellon Corp.	70,384	2,498,632
Charles Schwab Corp.	57,143	1,308,003
E*TRADE Financial Corp. * ρ	29,109	87,909
Federated Investors, Inc., Class B	5,332	175,210
Franklin Resources, Inc.	9,600	965,856

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Goldman Sachs Group, Inc.	24,257	$4,464,258
Janus Capital Group, Inc.	9,015	273,515
Legg Mason, Inc.	8,684	350,399
Lehman Brothers Holdings, Inc.	42,867	743,314
Merrill Lynch & Co., Inc. ρ	84,015	2,239,000
Morgan Stanley ρ	68,129	2,689,733
Northern Trust Corp.	11,785	921,234
State Street Corp.	26,252	1,880,693
T. Rowe Price Group, Inc.	15,981	956,463

		20,388,889

Commercial Banks 2.6%
BB&T Corp. ρ	33,650	942,873
Comerica, Inc.	9,260	265,947
Fifth Third Bancorp	35,368	494,091
First Horizon National Corp. ρ	11,494	108,043
Huntington Bancshares, Inc.	22,535	158,196
KeyCorp	29,876	315,192
M&T Bank Corp.	4,743	333,812
Marshall & Ilsley Corp.	15,949	242,425
National City Corp. ρ	46,786	221,298
PNC Financial Services Group, Inc. ρ	21,282	1,517,194
Regions Financial Corp. ρ	42,755	405,317
SunTrust Banks, Inc.	21,663	889,483
U.S. Bancorp	107,105	3,278,484
Wachovia Corp. °	131,546	2,271,799
Wells Fargo & Co.	203,226	6,151,651
Zions Bancorp ρ	6,618	193,709

		17,789,514

Consumer Finance 0.8%
American Express Co.	71,282	2,645,988
Capital One Financial Corp.	23,087	966,422
Discover Financial Services	29,495	432,102
MasterCard, Inc., Class A	4,480	1,093,792
SLM Corp.	28,727	492,093

		5,630,397

Diversified Financial Services 4.0%
Bank of America Corp.	280,541	9,229,788
CIT Group, Inc.	17,391	147,476
Citigroup, Inc.	335,004	6,261,225
CME Group, Inc., Class A	3,355	1,208,236
IntercontinentalExchange, Inc. *	4,343	433,431
JPMorgan Chase & Co.	212,483	8,633,184
Leucadia National Corp.	10,883	487,232

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services continued
Moody’s Corp. ρ	12,498	$435,055
NYSE Euronext	16,306	770,296

		27,605,923

Insurance 3.4%
AFLAC, Inc.	29,250	1,626,592
Allstate Corp.	33,891	1,566,442
American International Group, Inc.	165,453	4,310,051
AON Corp.	18,382	841,896
Assurant, Inc.	5,893	354,287
Chubb Corp.	22,490	1,080,420
Cincinnati Financial Corp.	10,040	279,514
Genworth Financial, Inc., Class A	26,636	425,377
Hartford Financial Services Group, Inc.	19,366	1,227,611
Lincoln National Corp.	15,956	761,101
Loews Corp.	22,279	992,752
Marsh & McLennan Cos.	31,480	889,310
MBIA, Inc.	13,061	77,452
MetLife, Inc.	43,709	2,219,106
Principal Financial Group, Inc.	15,931	677,227
Progressive Corp.	41,690	844,222
Prudential Financial, Inc.	26,829	1,850,396
SAFECO Corp.	5,532	365,997
Torchmark Corp.	5,526	320,784
Travelers Companies, Inc.	37,210	1,641,705
UnumProvident Corp.	21,312	514,898
XL Capital, Ltd., Class A	18,709	334,704

		23,201,844

Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co., Class A	5,522	188,687
AvalonBay Communities, Inc.	4,737	472,326
Boston Properties, Inc.	7,366	708,536
Developers Diversified Realty Corp.	7,371	235,577
Equity Residential	16,645	718,565
General Growth Properties, Inc.	16,460	451,169
HCP, Inc.	14,454	521,356
Host Hotels & Resorts, Inc.	32,135	421,290
Kimco Realty Corp.	15,612	550,947
Plum Creek Timber Co., Inc.	10,529	512,973
ProLogis	16,131	788,483
Public Storage, Inc.	7,598	622,200
Simon Property Group, Inc.	13,830	1,281,073
Vornado Realty Trust	8,317	790,697

		8,263,879

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	10,699	$150,321

Thrifts & Mortgage Finance 0.3%
Fannie Mae	65,492	753,158
Freddie Mac	39,796	325,133
Hudson City Bancorp, Inc.	31,945	583,316
MGIC Investment Corp.	7,695	49,248
Sovereign Bancorp, Inc.	29,481	280,659
Washington Mutual, Inc. ρ	91,321	486,741

		2,478,255

HEALTH CARE 12.6%
Biotechnology 1.7%
Amgen, Inc. *	66,992	4,195,709
Biogen Idec, Inc. *	18,031	1,257,842
Celgene Corp. *	26,821	2,024,717
Genzyme Corp. *	16,449	1,260,816
Gilead Sciences, Inc. *	56,764	3,064,121

		11,803,205

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	38,606	2,648,758
Becton, Dickinson & Co.	15,018	1,275,178
Boston Scientific Corp. *	82,865	985,265
C.R. Bard, Inc.	6,109	567,160
Covidien, Ltd.	30,741	1,513,687
Hospira, Inc. *	9,790	373,586
Intuitive Surgical, Inc. *	2,381	741,182
Medtronic, Inc.	69,105	3,650,817
St. Jude Medical, Inc. *	20,852	971,286
Stryker Corp.	14,697	943,400
Varian Medical Systems, Inc. *	7,730	463,800
Zimmer Holdings, Inc. *	14,245	981,623

		15,115,742

Health Care Providers & Services 2.0%
Aetna, Inc.	29,832	1,223,410
AmerisourceBergen Corp.	9,908	414,848
Cardinal Health, Inc.	21,960	1,179,911
CIGNA Corp.	17,280	639,706
Coventry Health Care, Inc. *	9,333	330,108
DaVita, Inc. *	6,443	359,841
Express Scripts, Inc. *	15,454	1,090,125
Humana, Inc. *	10,413	457,235
Laboratory Corp. of America Holdings *	6,849	462,855

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
McKesson Corp.	17,062	$955,301
Medco Health Solutions, Inc. *	31,177	1,545,756
Patterson Companies, Inc. *	7,466	233,163
Quest Diagnostics, Inc.	9,711	516,237
Tenet Healthcare Corp. *	29,483	170,707
UnitedHealth Group, Inc.	75,608	2,123,073
WellPoint, Inc. *	32,378	1,698,226

		13,400,502

Health Care Technology 0.0%
IMS Health, Inc.	11,158	233,202

Life Sciences Tools & Services 0.4%
Applied Biosystems, Inc.	10,379	383,296
Millipore Corp. *	3,390	238,487
PerkinElmer, Inc.	7,285	211,994
Thermo Fisher Scientific, Inc. *	25,735	1,557,482
Waters Corp. *	6,160	418,510

		2,809,769

Pharmaceuticals 6.3%
Abbott Laboratories	94,966	5,350,384
Allergan, Inc.	18,923	982,671
Barr Pharmaceuticals, Inc. *	6,650	438,767
Bristol-Myers Squibb Co.	121,814	2,572,712
Eli Lilly & Co.	60,868	2,867,492
Forest Laboratories, Inc. *	18,753	665,919
Johnson & Johnson	173,416	11,873,794
King Pharmaceuticals, Inc. *	15,175	174,664
Merck & Co., Inc.	132,086	4,345,629
Mylan Laboratories, Inc.	18,734	242,980
Pfizer, Inc.	416,294	7,772,209
Schering-Plough Corp.	99,774	2,103,236
Watson Pharmaceuticals, Inc. *	6,427	185,805
Wyeth	82,046	3,324,504

		42,900,766

INDUSTRIALS 11.3%
Aerospace & Defense 2.7%
Boeing Co.	46,240	2,825,726
General Dynamics Corp.	24,521	2,185,802
Goodrich Corp.	7,696	378,182
Honeywell International, Inc.	45,629	2,319,778
L-3 Communications Holdings, Inc.	7,548	744,912
Lockheed Martin Corp.	20,786	2,168,603

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Northrop Grumman Corp.	21,048	$1,418,425
Precision Castparts Corp.	8,571	800,789
Raytheon Co.	26,029	1,481,831
Rockwell Collins Corp.	9,891	491,484
United Technologies Corp.	59,886	3,831,506

		18,647,038

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	10,502	506,196
Expeditors International of Washington, Inc.	13,125	466,069
FedEx Corp.	19,079	1,504,188
United Parcel Service, Inc., Class B	62,818	3,962,560

		6,439,013

Airlines 0.1%
Southwest Airlines Co.	45,029	702,002

Building Products 0.1%
Masco Corp.	22,257	367,018

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	20,756	251,148
Avery Dennison Corp.	6,552	288,353
Cintas Corp.	8,039	228,629
Equifax, Inc.	7,970	279,667
Monster Worldwide, Inc. *	7,648	135,676
Pitney Bowes, Inc.	12,773	404,776
R.R. Donnelley & Sons Co.	13,064	348,809
Robert Half International, Inc.	9,772	247,134
Waste Management, Inc.	30,194	1,073,095

		3,257,287

Construction & Engineering 0.2%
Fluor Corp.	10,916	888,017
Jacobs Engineering Group, Inc. *	7,495	579,663

		1,467,680

Electrical Equipment 0.4%
Cooper Industries, Inc.	10,708	451,557
Emerson Electric Co.	48,044	2,339,743
Rockwell Automation, Inc.	9,030	401,925

		3,193,225

Industrial Conglomerates 3.2%
3M Co.	43,338	3,050,562
General Electric Co.	613,340	17,351,389

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates continued
Textron, Inc.	15,337	$666,699
Tyco International, Ltd.	29,674	1,322,273

		22,390,923

Machinery 1.9%
Caterpillar, Inc.	37,829	2,629,872
Cummins, Inc.	12,499	829,183
Danaher Corp.	15,675	1,248,514
Deere & Co.	26,518	1,860,503
Dover Corp.	11,653	578,338
Eaton Corp.	10,128	719,493
Illinois Tool Works, Inc.	24,448	1,145,389
Ingersoll-Rand Co., Ltd., Class A	19,555	703,980
ITT Corp.	11,179	748,546
Manitowoc Co.	8,000	210,880
Paccar, Inc.	22,470	945,088
Pall Corp.	7,376	298,138
Parker Hannifin Corp.	10,322	636,661
Terex Corp. *	6,172	292,121

		12,846,706

Road & Rail 1.2%
Burlington Northern Santa Fe Corp.	18,041	1,878,609
CSX Corp.	24,914	1,683,688
Norfolk Southern Corp.	23,122	1,662,934
Ryder System, Inc.	3,538	233,367
Union Pacific Corp.	31,798	2,621,427

		8,080,025

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	4,001	358,130

INFORMATION TECHNOLOGY 16.2%
Communications Equipment 2.6%
Ciena Corp. *	5,548	114,677
Cisco Systems, Inc. *	363,494	7,993,233
Corning, Inc.	96,911	1,939,189
JDS Uniphase Corp. *	14,142	154,572
Juniper Networks, Inc. *	32,303	840,847
Motorola, Inc.	138,774	1,199,007
QUALCOMM, Inc.	99,606	5,512,196
Tellabs, Inc. *	24,455	125,699

		17,879,420

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 4.8%
Apple, Inc. *	54,250	$8,623,037
Dell, Inc. *	124,359	3,055,501
EMC Corp. *	127,207	1,909,377
Hewlett-Packard Co.	151,756	6,798,669
International Business Machines Corp.	84,517	10,816,486
Lexmark International, Inc., Class A *	5,858	205,499
NetApp, Inc. *	21,139	540,101
QLogic Corp. *	8,158	153,697
SanDisk Corp. *	13,830	195,003
Sun Microsystems, Inc.	48,107	511,377
Teradata Corp.	11,057	258,955

		33,067,702

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	22,159	799,054
Jabil Circuit, Inc.	12,871	209,282
Molex, Inc.	8,567	210,149
Tyco Electronics, Ltd.	29,415	974,813

		2,193,298

Internet Software & Services 1.6%
Akamai Technologies, Inc. *	10,353	241,639
eBay, Inc. *	68,021	1,712,089
Google, Inc., Class A *	14,302	6,775,572
VeriSign, Inc. *	11,981	389,862
Yahoo!, Inc. *	84,662	1,683,927

		10,803,089

IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	5,931	285,874
Automatic Data Processing, Inc.	31,901	1,362,492
Cognizant Technology Solutions Corp., Class A *	17,776	498,972
Computer Sciences Corp. *	9,301	440,589
Convergys Corp. *	7,604	96,571
Electronic Data Systems Corp.	30,941	767,646
Fidelity National Information Services, Inc.	10,566	200,226
Fiserv, Inc. *	10,088	482,408
Paychex, Inc.	19,735	649,676
Total System Services, Inc.	12,195	238,778
Unisys Corp. *	21,922	80,892
Western Union Co.	45,534	1,258,560

		6,362,684

Office Electronics 0.1%
Xerox Corp.	55,327	754,660

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. * ρ	37,327	$157,147
Altera Corp.	18,447	404,912
Analog Devices, Inc.	17,853	544,695
Applied Materials, Inc.	83,407	1,444,609
Broadcom Corp., Class A *	27,522	668,509
Intel Corp.	352,470	7,821,309
KLA-Tencor Corp.	10,465	393,379
Linear Technology Corp.	13,653	423,926
LSI Corp. *	39,226	272,228
MEMC Electronic Materials, Inc. *	14,014	647,587
Microchip Technology, Inc.	11,381	363,395
Micron Technology, Inc. *	46,817	226,126
National Semiconductor Corp.	13,281	278,237
Novellus Systems, Inc. *	6,145	125,174
NVIDIA Corp. *	34,135	390,504
Teradyne, Inc. *	10,558	98,929
Texas Instruments, Inc.	81,394	1,984,386
Xilinx, Inc.	17,184	426,679

		16,671,731

Software 3.5%
Adobe Systems, Inc. *	32,725	1,353,179
Autodesk, Inc. *	13,781	439,476
BMC Software, Inc. *	11,754	386,589
CA, Inc.	24,025	573,236
Citrix Systems, Inc. *	11,294	300,872
Compuware Corp. *	16,101	177,111
Electronic Arts, Inc. *	19,594	846,069
Intuit, Inc. *	19,753	539,849
Microsoft Corp.	492,857	12,676,282
Novell, Inc. *	21,775	121,287
Oracle Corp. *	244,088	5,255,215
Symantec Corp. *	51,697	1,089,256

		23,758,421

MATERIALS 3.7%
Chemicals 2.1%
Air Products & Chemicals, Inc.	12,963	1,234,207
Ashland, Inc.	3,446	143,939
Dow Chemical Co.	57,253	1,907,098
E.I. DuPont de Nemours & Co.	55,425	2,428,169
Eastman Chemical Co.	4,691	281,272
Ecolab, Inc.	10,798	482,671
Hercules, Inc.	6,961	139,568

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
International Flavors & Fragrances, Inc.	4,954	$199,250
Monsanto Co.	33,768	4,022,107
PPG Industries, Inc.	10,098	612,343
Praxair, Inc.	19,267	1,805,896
Rohm & Haas Co.	7,718	578,850
Sigma-Aldrich Corp.	7,933	481,850

		14,317,220

Construction Materials 0.1%
Vulcan Materials Co. ρ	6,734	432,255

Containers & Packaging 0.1%
Ball Corp.	6,017	268,238
Bemis Co., Inc.	6,132	172,677
Pactiv Corp. *	8,048	194,037
Sealed Air Corp.	9,854	213,832

		848,784

Metals & Mining 1.2%
AK Steel Holding Corp.	6,893	437,706
Alcoa, Inc.	50,156	1,692,765
Allegheny Technologies, Inc.	6,221	294,191
Freeport-McMoRan Copper & Gold, Inc.	23,582	2,281,559
Newmont Mining Corp.	27,938	1,339,906
NuCor Corp.	19,295	1,104,060
Titanium Metals Corp.	6,015	67,729
United States Steel Corp.	7,243	1,161,487

		8,379,403

Paper & Forest Products 0.2%
International Paper Co.	26,313	729,396
MeadWestvaco Corp.	10,690	286,599
Weyerhaeuser Co.	12,999	694,927

		1,710,922

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	365,577	11,263,427
CenturyTel, Inc.	6,489	241,326
Citizens Communications Co.	19,952	230,645
Embarq Corp.	9,079	415,546
Qwest Communications International, Inc.	93,627	358,591
Verizon Communications, Inc.	175,412	5,971,025
Windstream Corp.	27,523	328,074

		18,808,634

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.4%
American Tower Corp., Class A *	24,403	$1,022,486
Sprint Nextel Corp.	175,435	1,428,041

		2,450,527

UTILITIES 3.7%
Electric Utilities 2.3%
Allegheny Energy, Inc. *	10,340	500,456
American Electric Power Co., Inc.	24,712	976,124
Consolidated Edison, Inc.	16,777	666,047
Duke Energy Corp.	77,817	1,368,023
Edison International	20,049	969,169
Entergy Corp.	11,784	1,259,945
Exelon Corp.	40,367	3,173,654
FirstEnergy Corp.	18,758	1,379,651
FPL Group, Inc.	25,114	1,620,606
Pepco Holdings, Inc.	12,393	309,081
Pinnacle West Capital Corp.	6,193	207,899
PPL Corp.	22,955	1,077,967
Progress Energy, Inc.	16,081	680,387
Southern Co.	47,210	1,670,762

		15,859,771

Gas Utilities 0.1%
Nicor, Inc.	2,778	110,620
Questar Corp.	10,663	563,859

		674,479

Independent Power Producers & Energy Traders 0.2%
AES Corp. *	41,340	667,228
Constellation Energy Group, Inc.	10,977	912,847
Dynegy, Inc., Class A *	30,573	205,756

		1,785,831

Multi-Utilities 1.1%
Ameren Corp.	12,890	529,650
CenterPoint Energy, Inc.	20,199	318,538
CMS Energy Corp.	13,863	187,150
Dominion Resources, Inc. (Virginia)	35,566	1,571,306
DTE Energy Co.	10,039	411,398
Integrys Energy Group, Inc.	4,703	240,135
NiSource, Inc.	16,873	288,191
PG&E Corp.	21,984	847,044
Public Service Enterprise Group, Inc.	31,291	1,307,964
Sempra Energy	15,405	865,145

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities continued
TECO Energy, Inc.	12,969	$240,575
Xcel Energy, Inc.	26,512	531,831

		7,338,927

Total Common Stocks (cost $342,101,289)		680,831,837

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.9%
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bill, 1.81%, 10/09/2008 ƒ ß	$1,000,000	996,531

	Shares	Value

MUTUAL FUND SHARES 2.8%
BGI Prime Money Market Fund, Premium Shares, 2.51% q ρρ	3,224,605	3,224,605
BlackRock Liquidity TempFund, Institutional Class, 2.52% q ρρ	3,211,691	3,211,691
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	9,174,811	9,174,811
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.64% q ρρ	3,287,070	3,287,070

		18,898,177

Total Short-Term Investments (cost $19,894,708)		19,894,708

Total Investments (cost $361,995,997) 101.9%		700,726,545
Other Assets and Liabilities (1.9%)		(13,148,155)

Net Assets 100.0%		$687,578,390

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $2,824,699 at July 31, 2008. The Fund earned $328,627 of income from Wachovia Corporation during the year ended July 31, 2008, which is included in income from affiliates.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008

The following table shows the percent of total long-term investments by sector as of July 31, 2008:

Information Technology	16.4%
Financials	15.5%
Energy	14.1%
Health Care	12.7%
Industrials	11.4%
Consumer Staples	11.2%
Consumer Discretionary	8.0%
Materials	3.8%
Utilities	3.8%
Telecommunication Services	3.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008

Assets
Investments in securities, at value (cost $349,996,487) including $13,447,069 of securities loaned	$689,279,935
Investments in affiliates, at value (cost $11,999,510)	11,446,610

Total investments	700,726,545
Cash	1,236,543
Receivable for Fund shares sold	1,082,048
Dividends receivable	927,039
Receivable for securities lending income	19,294
Receivable from investment advisor	4,965
Prepaid expenses and other assets	17,243

Total assets	704,013,677

Liabilities
Payable for securities purchased	1,112,580
Payable for Fund shares redeemed	1,111,300
Payable for securities on loan	13,978,905
Payable for daily variation margin on open futures contracts	95,332
Distribution Plan expenses payable	7,560
Due to other related parties	3,076
Accrued expenses and other liabilities	126,534

Total liabilities	16,435,287

Net assets	$687,578,390

Net assets represented by
Paid-in capital	$334,665,024
Undistributed net investment income	347,978
Accumulated net realized gains on investments	13,995,112
Net unrealized gains on investments	338,570,276

Total net assets	$687,578,390

Net assets consists of
Class A	$262,335,716
Class B	68,024,924
Class C	137,043,824
Class I	212,660,523
Class IS	7,513,403

Total net assets	$687,578,390

Shares outstanding (unlimited number of shares authorized)
Class A	5,547,114
Class B	1,445,498
Class C	2,909,874
Class I	4,493,228
Class IS	158,861

Net asset value per share
Class A	$47.29
Class A — Offering price (based on sales charge of 4.75%)	$49.65
Class B	$47.06
Class C	$47.10
Class I	$47.33
Class IS	$47.30

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended July 31, 2008

Investment income
Dividends	$18,359,713
Income from affiliates	805,735
Securities lending	113,918
Interest	32,400

Total investment income	19,311,766

Expenses
Advisory fee	2,884,266
Distribution Plan expenses
Class A	797,953
Class B	935,606
Class C	1,612,747
Class IS	22,185
Administrative services fee	900,492
Transfer agent fees	1,475,171
Trustees’ fees and expenses	20,609
Printing and postage expenses	122,567
Custodian and accounting fees	233,553
Registration and filing fees	80,031
Professional fees	64,597
Interest expense	3,093
Other	96,728

Total expenses	9,249,598
Less: Expense reductions	(16,194)
Fee waivers and expense reimbursements	(3,602,383)

Net expenses	5,631,021

Net investment income	13,680,745

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	48,551,526
Futures contracts	(3,647,603)

Net realized gains on investments	44,903,923
Net change in unrealized gains or losses on investments	(164,266,101)

Net realized and unrealized gains or losses on investments	(119,362,178)

Net decrease in net assets resulting from operations	$(105,681,433)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2008		2007

Operations
Net investment income		$13,680,745		$11,271,051
Net realized gains on investments		44,903,923		25,637,269
Net change in unrealized gains or losses on investments		(164,266,101)		83,238,587

Net increase (decrease) in net assets resulting from operations		(105,681,433)		120,146,907

Distributions to shareholders from
Net investment income
Class A		(5,212,344)		(3,651,594)
Class B		(768,777)		(748,375)
Class C		(1,398,734)		(1,079,213)
Class I		(6,063,180)		(5,065,639)
Class IS		(144,541)		(173,433)

Total distributions to shareholders		(13,587,576)		(10,718,254)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	546,389	28,394,335	817,039	43,387,538
Class B	39,585	2,078,737	68,345	3,574,489
Class C	153,665	8,039,478	177,061	9,345,636
Class I	1,152,334	63,078,313	2,314,982	123,397,830
Class IS	3,214	161,015	2,374	125,582

		101,751,878		179,831,075

Net asset value of shares issued in reinvestment of distributions
Class A	95,981	5,011,793	63,928	3,393,435
Class B	12,682	656,219	12,365	649,748
Class C	16,383	845,435	12,909	680,634
Class I	43,165	2,249,459	39,479	2,085,529
Class IS	2,528	131,672	3,084	161,807

		8,894,578		6,971,153

Automatic conversion of Class B shares to Class A shares
Class A	258,275	13,429,757	362,823	18,973,657
Class B	(259,668)	(13,429,757)	(364,883)	(18,973,657)

		0		0

Payment for shares redeemed
Class A	(2,090,400)	(109,835,206)	(1,835,880)	(97,969,366)
Class B	(444,920)	(23,270,352)	(590,866)	(30,995,791)
Class C	(503,840)	(26,214,710)	(597,937)	(31,576,569)
Class I	(2,954,203)	(148,744,951)	(1,451,631)	(78,154,204)
Class IS	(27,162)	(1,420,631)	(140,206)	(7,539,861)

		(309,485,850)		(246,235,791)

Net asset value of shares issued in acquisition – Class A	0	0	2,267,307	129,006,508

Net increase (decrease) in net assets resulting from capital share transactions		(198,839,394)		69,572,945

Total increase (decrease) in net assets		(318,108,403)		179,001,598

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,

	2008	2007

Net assets
Beginning of period	$1,005,686,793	$826,685,195

End of period	$687,578,390	$1,005,686,793

Undistributed net investment income	$347,978	$526,764

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Equity Index Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS continued

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after July 31, 2004.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to real estate investment trusts. During the year ended July 31, 2008, the following amounts were reclassified:

Paid-in capital	$20,830
Undistributed net investment income	(271,955)
Accumulated net realized gains on investments	251,125

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.25% as average daily net assets increase. For the year ended July 31, 2008, the advisory fee was equivalent to 0.32% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2008,

NOTES TO FINANCIAL STATEMENTS continued

EIMC voluntarily waived its advisory fee in the amount of $2,884,266 and reimbursed other expenses in the amount of $718,117.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliates on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended July 31, 2008, the administration services fee was equivalent to 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the year ended July 31, 2008, EIS received $6,976 from the sale of Class A shares and $107, $130,008 and $5,361 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Atlas S&P 500 Index Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas S&P 500 Index Fund at an exchange ratio of 0.18 for

NOTES TO FINANCIAL STATEMENTS continued

Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with an unrealized appreciation of $38,234,769. The aggregate net assets of the Fund and Atlas S&P 500 Index Fund immediately prior to the acquisition were $974,553,568 and $129,006,508, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,103,560,076.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $59,706,089 and $260,854,050, respectively for the year ended July 31, 2008.

At July 31, 2008, the Fund had long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2008	Gain (Loss)

September 2008	21 S&P 500 index	$6,812,547	$6,652,275	$(160,272)

During the year ended July 31, 2008, the Fund loaned securities to certain brokers and earned $22,462 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At July 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $13,447,069 and $13,978,905, respectively.

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $366,399,775. The gross unrealized appreciation and depreciation on securities based on tax cost was $384,705,704 and $50,378,934, respectively, with a net unrealized appreciation of $334,326,770.

As of July 31, 2008, the Fund had $1,433,330 in capital loss carryovers for federal income tax purposes expiring in 2012. Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended July 31, 2008 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2008, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed			Temporary
Ordinary	Long-term	Unrealized	Capital Loss	Book/Tax
Income	Capital Gain	Appreciation	Carryovers	Differences

$383,245	$19,671,948	$334,326,770	$1,433,330	$(35,267)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was $13,587,576 and $10,718,254 of ordinary income for the years ended July 31, 2008 and July 31, 2007, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the year ended July 31, 2008, the Fund had average borrowings outstanding of $54,263 at an average rate of 5.70% and paid interest of $3,093.

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

NOTES TO FINANCIAL STATEMENTS continued

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

14. SUBSEQUENT DISTRIBUTIONS

On September 11, 2008, the Fund declared distributions from net investment income to shareholders of record on September 10, 2008. The per share amounts payable on September 12, 2008 were as follows:

Net Investment
Income

Class A	$0.1848
Class B	0.0964
Class C	0.0957
Class I	0.2161
Class IS	0.1860

These distributions are not reflected in the accompanying financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Equity Index Fund, a series of the Evergreen Select Equity Trust, as of July 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Equity Index Fund as of July 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

September 29, 2008

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2008 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2008, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2008 year-end tax information will be reported on your 2008 Form 1099-DIV, which shall be provided to you in early 2009.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567506 rv5 09/2008

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audit of the one series of the Registrant’s annual financial statements for the fiscal years ended July 31, 2008 and July 31, 2007 and fees billed for other services rendered by KPMG LLP.

	2008	2007

Audit fees	$34,900	$32,000
Audit-related fees (1)	0	6,200
Tax fees (2)	9,900	0
Non-audit fees (3)	962,374	1,008,367
All other fees	0	0
Total fees	$1,007,174	$1,046,567
(1)	Audit-related fees consists primarily of fees for merger activity.
(2)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(3)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Income Advantage Fund

Evergreen Multi-Sector Fund

Evergreen Utilities and High Income Fund

Evergreen International Balanced Income Fund

Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”),

which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust
By:
Dennis H. Ferro Principal Executive Officer

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro Principal Executive Officer

Date: September 29, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: September 29, 2008